Gains or losses on financial assets and liabilities - Financial liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial liabilities at fair value through profit or loss	€ 129,205	€ 138,134	€ 138,401
Liabilities designated at fair value through profit or loss at initial recognition recognised in other comprehensive income	119	26	32
Deposits
Financial instruments
Financial liabilities at fair value through profit or loss	43,598	57,111	65,304
Central banks
Financial instruments
Financial liabilities at fair value through profit or loss	2,490	12,854	14,816
Credit institutions
Financial instruments
Financial liabilities at fair value through profit or loss	6,765	9,340	10,891
Customers
Financial instruments
Financial liabilities at fair value through profit or loss	34,343	34,917	39,597
Marketable debt securities
Financial instruments
Financial liabilities at fair value through profit or loss	4,440	3,758	2,305
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	16,698	14,123	15,002
Derivatives
Financial instruments
Financial liabilities at fair value through profit or loss	64,469	63,016	55,341
Other financial liabilities
Financial instruments
Financial liabilities at fair value through profit or loss	€ 0	€ 126	€ 449